Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net Income	$ 1,611	$ 2,211	$ 2,007
Adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	(602)	(699)	(1,740)
Increase (decrease) in other liabilities	1,129	1,113	1,068
Net cash provided (used) by operating activities	5,753	4,039	(11)
Cash flows from financing activities
Repurchase of common stock, net	(391)	(322)	(429)
Cash paid for fractional shares	(6)	(6)	(5)
Net cash provided by financing activities	24,998	13,968	11,334
Increase (decrease) in cash and cash equivalents	24,435	(22,965)	18,142
Cash and cash equivalents, beginning of year	45,968	68,933	50,791
Cash and cash equivalents, end of year	70,403	45,968	68,933
Consolidated [Member]
Cash flows from operating activities
Net Income	1,611	2,211	2,007
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(745)	(375)	(2,760)
(Increase) decrease in other assets	(124)	26	(228)
Increase (decrease) in other liabilities	267	338	14
Net cash provided (used) by operating activities	1,009	2,200	(967)
Cash flows from financing activities
Net decrease in master notes	(410)	(1,234)	(278)
Net (decrease) in short-term debt	(500)	(1,850)	1,350
Repurchase of common stock, net	(391)	(322)	(429)
Cash paid for fractional shares	(7)	(6)	(5)
Net cash provided by financing activities	(1,308)	(3,412)	638
Increase (decrease) in cash and cash equivalents	(299)	(1,212)	(329)
Cash and cash equivalents, beginning of year	2,430	3,642	3,971
Cash and cash equivalents, end of year	$ 2,131	$ 2,430	$ 3,642